Operating Segments (Tables)	12 Months Ended
Dec. 31, 2024
Segment Reporting [Abstract]
Operating Segments
Table 20.1 presents our results by operating segment.
Table 20.1: Operating Segments

(in millions)	Consumer Banking and Lending	Commercial Banking	Corporate and Investment Banking	Wealth and Investment Management	Corporate	Reconciling Items (1)	Consolidated Company
Year ended December 31, 2024
Net interest income (2)	$28,303	9,096	7,935	3,473	(791)	(340)	47,676
Noninterest income	7,898	3,682	11,409	11,963	1,129	(1,461)	34,620
Total revenue	36,201	12,778	19,344	15,436	338	(1,801)	82,296
Provision for credit losses	3,561	290	521	(22)	(16)	—	4,334
Personnel expense	13,864	4,090	6,067	10,424	1,284	—	35,729
Non-personnel expense	9,410	2,100	2,962	2,460	1,937	—	18,869
Noninterest expense	23,274	6,190	9,029	12,884	3,221	—	54,598
Income (loss) before income tax expense (benefit)	9,366	6,298	9,794	2,574	(2,867)	(1,801)	23,364
Income tax expense (benefit)	2,357	1,599	2,456	672	(1,884)	(1,801)	3,399
Net income (loss) before noncontrolling interests	7,009	4,699	7,338	1,902	(983)	—	19,965
Less: Net income from noncontrolling interests	—	10	—	—	233	—	243
Net income (loss)	$7,009	4,689	7,338	1,902	(1,216)	—	19,722
Year ended December 31, 2023
Net interest income (2)	$30,185	10,034	9,498	3,966	(888)	(420)	52,375
Noninterest income	7,734	3,415	9,693	10,725	431	(1,776)	30,222
Total revenue	37,919	13,449	19,191	14,691	(457)	(2,196)	82,597
Provision for credit losses	3,299	75	2,007	6	12	—	5,399
Personnel expense	14,626	4,366	5,910	9,746	1,181	—	35,829
Non-personnel expense	9,398	2,189	2,708	2,318	3,120	—	19,733
Noninterest expense	24,024	6,555	8,618	12,064	4,301	—	55,562
Income (loss) before income tax expense (benefit)	10,596	6,819	8,566	2,621	(4,770)	(2,196)	21,636
Income tax expense (benefit)	2,657	1,704	2,140	657	(2,355)	(2,196)	2,607
Net income (loss) before noncontrolling interests	7,939	5,115	6,426	1,964	(2,415)	—	19,029
Less: Net income (loss) from noncontrolling interests	—	11	—	—	(124)	—	(113)
Net income (loss)	$7,939	5,104	6,426	1,964	(2,291)	—	19,142
Year ended December 31, 2022
Net interest income (2)	$27,044	7,289	8,733	3,927	(1,607)	(436)	44,950
Noninterest income	8,766	3,631	6,509	10,895	1,192	(1,575)	29,418
Total revenue	35,810	10,920	15,242	14,822	(415)	(2,011)	74,368
Provision for credit losses	2,276	(534)	(185)	(25)	2	—	1,534
Personnel expense	15,052	3,972	5,225	9,362	729	—	34,340
Non-personnel expense	11,225	2,086	2,335	2,251	4,968	—	22,865
Noninterest expense	26,277	6,058	7,560	11,613	5,697	—	57,205
Income (loss) before income tax expense (benefit)	7,257	5,396	7,867	3,234	(6,114)	(2,011)	15,629
Income tax expense (benefit)	1,816	1,366	1,989	812	(1,721)	(2,011)	2,251
Net income (loss) before noncontrolling interests	5,441	4,030	5,878	2,422	(4,393)	—	13,378
Less: Net income (loss) from noncontrolling interests	—	12	—	—	(311)	—	(299)
Net income (loss)	$5,441	4,018	5,878	2,422	(4,082)	—	13,677

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	Consumer Banking and Lending	Commercial Banking	Corporate and Investment Banking	Wealth and Investment Management	Corporate	Reconciling Items (1)	Consolidated Company
Year ended December 31, 2024
Loans (average)	$325,163	223,057	277,039	83,005	7,112	—	915,376
Assets (average)	360,907	245,707	568,035	90,024	652,024	—	1,916,697
Deposits (average)	774,660	172,129	192,592	107,689	98,845	—	1,345,915

Loans (period-end)	321,430	223,318	278,680	84,340	4,977	—	912,745
Assets (period-end)	361,663	246,569	597,278	90,536	633,799	—	1,929,845
Deposits (period-end)	783,490	188,650	212,948	127,008	59,708	—	1,371,804
Year ended December 31, 2023
Loans (average)	$335,920	224,102	291,975	82,755	9,164	—	943,916
Assets (average)	377,434	245,520	553,722	89,797	619,002	—	1,885,475
Deposits (average)	811,091	165,235	162,062	112,069	95,825	—	1,346,282

Loans (period-end)	332,867	224,774	287,432	82,555	9,054	—	936,682
Assets (period-end)	375,484	245,568	547,203	90,138	674,075	—	1,932,468
Deposits (period-end)	782,309	162,526	185,142	103,902	124,294	—	1,358,173
(1)Taxable-equivalent adjustments related to tax-exempt income on certain loans and debt securities are included in net interest income, while taxable-equivalent adjustments related to income tax credits for affordable housing and renewable energy investments are included in noninterest income, in each case with corresponding impacts to income tax expense (benefit). Adjustments are included in Corporate, Commercial Banking, and Corporate and Investment Banking and are eliminated to reconcile to the Company’s consolidated financial results.
(2)Net interest income is interest earned on assets minus the interest paid on liabilities to fund those assets. Segment interest earned includes actual interest income on segment assets as well as a funding credit for their deposits. Segment interest paid on liabilities includes actual interest expense on segment liabilities as well as a funding charge for their assets.